Cover	Jun. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 25, 2024
Entity File Number	001-35141
Entity Registrant Name	Rennova Health, Inc.
Entity Central Index Key	0000931059
Entity Tax Identification Number	68-0370244
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 S. Australian Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	855-1626
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false